UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2017

Date of reporting period:	03/31/2017

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2017, is filed herewith.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value (Note 1)

	COMMON STOCKS—98.4%

	Austria—0.5%
34,549	Erste Group Bank AG*	$1,125,056

	Belgium—2.1%
39,435	Anheuser-Busch InBev SA/NV	4,328,926

	Brazil—0.3%
48,400	Ambev SA	281,996
48,371	Ambev SA, ADR	278,617
		560,613
	Canada—0.4%
47,257	Barrick Gold Corp.	897,410

	China—2.2%
41,556	Alibaba Group Holding, Ltd., SP ADR*	4,480,983

	Colombia—3.9%
68,338	Bancolombia SA, SP ADR	2,724,636
456,995	Cementos Argos SA	1,875,680
114,805	Grupo Argos SA/Colombia	808,233
64,545	Grupo Argos SA/Colombia (Preference)	431,051
75,611	Grupo Aval Acciones y Valores SA ADR	617,742
114,072	Grupo de Inversiones Suramericana SA	1,550,596
		8,007,938
	Denmark—2.2%
131,406	Novo Nordisk A/S	4,512,983

	France—16.9%
139,292	AXA SA	3,604,212
40,563	Cie Generale d’Optique Essilor International SA	4,928,749
35,654	Cie Generale des Etablissements Michelin	4,330,362
703	Hermes International	333,057
38,316	JCDecaux SA	1,348,483
20,439	L’Oreal SA	3,928,049
35,156	Pernod-Ricard SA	4,159,240
49,866	Schneider Electric SA	3,650,913
1,007	Unibail-Rodamco SE, REIT	235,372
16,548	Unibail-Rodamco SE, REIT - (Netherlands)	3,867,861
228,866	Vivendi SA	4,449,710
		34,836,008
	Germany—9.4%
20,009	Allianz SE, Registered	3,706,663
41,255	Bayer AG	4,755,370
533	Deutsche Boerse AG	49,002
9,682	Deutsche Boerse AG*	887,343
34,544	Fresenius SE & Co. KGaA	2,776,026
22,075	Linde AG	3,676,094

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Germany (Continued)
36,664	SAP AG	$3,597,627
		19,448,125
	Israel—1.3%
87,171	Teva Pharmaceutical Industries, Ltd., SP ADR	2,797,317

	Japan—10.3%
47,500	Dentsu, Inc.	2,577,023
24,500	FANUC Corp.	5,021,917
49,500	Hoya Corp.	2,381,407
74,305	Japan Tobacco, Inc.	2,414,762
44,600	Olympus Corp.	1,714,614
9,000	SMC Corp.	2,661,277
108,300	Tokio Marine Holdings, Inc.	4,568,192
		21,339,192
	Jersey—2.6%
93,001	Shire Plc	5,431,044

	Macau—0.1%
56,800	MGM China Holdings, Ltd.	118,402

	Mexico—0.9%
16,700	Becle SAB de CV*	29,605
163,300	Fibra Uno Administracion SA de CV, REIT*	279,199
59,302	Grupo Televisa SAB, ADR	1,538,294
		1,847,098
	Netherlands—4.1%
28,167	ASML Holding NV	3,738,040
55,261	Heineken NV	4,704,403
		8,442,443
	Norway—0.5%
56,438	Statoil ASA	964,275

	Spain—1.7%
468,758	Banco Bilbao Vizcaya Argentaria SA	3,635,516

	Sweden—3.6%
142,305	Atlas Copco AB	5,023,193
58,073	Investor AB	2,444,592
		7,467,785
	Switzerland—11.1%
48,280	Cie Financiere Richemont SA, Registered	3,817,477
43,821	Holcim, Ltd., Registered*	2,589,930
52,189	Nestle SA, Registered	4,004,118
65,681	Novartis AG, Registered	4,875,338
15,997	Roche Holding AG	4,085,292

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Switzerland (Continued)
218,344	UBS Group AG*	$3,494,288
		22,866,443
	United Kingdom—12.8%
126,222	British Land Co. Plc (The), REIT	964,676
131,407	Diageo Plc	3,759,552
65,729	Great Portland Estates Plc, REIT	536,523
156,268	Indivior Plc	630,634
82,567	Land Securities Group Plc, REIT	1,095,517
3,089	Liberty Global Plc LiLAC, Class A*	68,699
3,654	Liberty Global Plc LiLAC, Class C*	84,188
31,468	Liberty Global Plc, Class A*	1,128,757
28,280	Liberty Global Plc, Series C*	990,931
4,607,990	Lloyds Banking Group Plc	3,828,888
43,569	Reckitt Benckiser Group Plc	3,977,254
410,803	Rolls-Royce Holdings Plc*	3,880,802
468,603	Standard Chartered Plc*	4,479,672
47,460	Weir Group Plc (The)	1,139,899
		26,565,992
	United States—11.5%
187,473	Las Vegas Sands Corp.	10,699,084
87,028	Schlumberger, Ltd.	6,796,887
54,002	Wynn Resorts, Ltd.	6,189,169
		23,685,140

	TOTAL COMMON STOCKS (Cost $181,621,006)	203,358,689

		Expiration Date

	WARRANT—0.1%

	Malaysia—0.1%
214,915	Genting Bhd (GENTING BHD GENTING BHD CW)* (Cost $101,264)	12/18/2018	76,244

	PREFERRED STOCK—0.1%

	Colombia—0.1%
16,551	Grupo de Inversiones Suramericana SA , 1.80%, (Cost $221,506)		219,914

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—1.1%

$2,338,792	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	04/03/2017	2,338,792

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,338,792)			2,338,792

	TOTAL INVESTMENTS AT MARKET VALUE—99.7% (Cost $184,282,568)			205,993,639
	Other Assets in Excess of Liabilities—0.3%			600,372
	NET ASSETS—100.0%			$206,594,011

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*      Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2017, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Pharmaceuticals	10.5%
Beverages	8.5%
Hotels, Restaurants & Leisure	8.3%
Banks	7.6%
Machinery	6.7%
Media	5.9%
Insurance	5.8%
Health Care Equipment and Supplies	4.4%
Equity Real Estate Investment Trusts (REITs)	3.4%
Energy Equipment and Services	3.3%
Construction Materials	2.8%
Biotechnology	2.6%
Diversified Financial Services	2.3%
Internet Software and Services	2.2%
Auto Components	2.1%
Capital Markets	2.1%
Textiles, Apparel and Luxury Goods	2.0%
Aerospace & Defense	1.9%
Food Products	1.9%
Household Products	1.9%
Personal Products	1.9%
Chemicals	1.8%
Electrical Equipment	1.8%
Semiconductors and Semiconductor Equipment	1.8%
Software	1.7%
Health Care Providers and Services	1.3%
Tobacco	1.2%
Oil, Gas and Consumable Fuels	0.5%
Metals and Mining	0.4%
Short-Term Investments	1.1%
Total	99.7%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value (Note 1)

	COMMON STOCKS—99.5%

	Beverages—3.6%
132,400	Monster Beverage Corp.*	$6,112,908

	Biotechnology—13.5%
32,650	Alexion Pharmaceuticals, Inc.*	3,958,486
46,500	Celgene Corp.*	5,785,995
17,200	Regeneron Pharmaceuticals, Inc.*	6,665,172
39,500	Shire Plc, ADR	6,882,085
		23,291,738
	Capital Markets—6.0%
30,900	Affiliated Managers Group, Inc.*	5,065,746
130,600	Charles Schwab Corp. (The)	5,329,786
		10,395,532
	Hotels, Restaurants & Leisure—8.2%
74,700	Royal Caribbean Cruises, Ltd.	7,328,817
56,300	Starbucks Corp.	3,287,357
30,700	Wynn Resorts, Ltd.	3,518,527
		14,134,701
	Household Durables—2.9%
106,000	Newell Rubbermaid, Inc.	5,000,020

	Internet and Catalog Retail—5.0%
4,810	Priceline.com, Inc.*	8,561,656

	Internet Software and Services—25.7%
90,400	Alibaba Group Holding, Ltd., SP ADR*	9,747,832
10,800	Alphabet, Inc., Class A*	9,156,240
2,825	Alphabet, Inc., Class C*	2,343,507
85,900	Facebook, Inc., Class A*	12,202,095
370,300	Tencent Holdings, Ltd., ADR	10,686,858
		44,136,532
	IT Services—11.1%
43,400	Automatic Data Processing, Inc.	4,443,726
28,000	FleetCor Technologies, Inc.*	4,240,040
43,600	PayPal Holdings, Inc.*	1,875,672
96,000	Visa, Inc., Class A	8,531,520
		19,090,958
	Media—2.4%
806,700	Sirius XM Holdings, Inc.†	4,154,505

	Multiline Retail—1.9%
42,800	Dollar Tree, Inc.*	3,358,088

	Pharmaceuticals—7.8%
25,100	Allergan Plc*	5,996,892

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
139,200	Zoetis, Inc.	$7,429,104
		13,425,996
	Semiconductors and Semiconductor Equipment—2.2%
36,000	NXP Semiconductors NV*	3,726,000

	Software—9.2%
71,100	Adobe Systems, Inc.*	9,252,243
72,900	Electronic Arts, Inc.*	6,526,008
		15,778,251

	TOTAL COMMON STOCKS (Cost $135,453,300)	171,166,885

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—2.7%

$964,418	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	04/03/2017	964,418

Shares

3,771,322	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.763%		3,771,322

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,735,740)			4,735,740

	TOTAL INVESTMENTS AT MARKET VALUE—102.2% (Cost $140,189,040)			175,902,625
	Liabilities in Excess of Other Assets—(2.2)%			(3,846,299)
	NET ASSETS—100.0%			$172,056,326

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                      Denotes all or a portion of security on loan (Note 1)

††               Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2017, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	48.2%
Health Care	21.3%
Consumer Discretionary	20.4%
Financials	6.0%
Consumer Staples	3.6%
Short-Term Investments	2.7%
Total	102.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value (Note 1)

	COMMON STOCKS—97.0%

	Aerospace & Defense—0.4%
8,888	Astronics Corp.*	$282,016
8,929	Cubic Corp.	471,451
		753,467
	Airlines—7.2%
27,744	American Airlines Group, Inc.	1,173,571
177,354	Controladora Vuela Cia de Aviacion SAB de CV, ADR†, *	2,472,315
12,746	Hawaiian Holdings, Inc.*	592,052
74,166	JetBlue Airways Corp.*	1,528,561
128,570	United Continental Holdings, Inc.*	9,082,185
		14,848,684
	Auto Components—0.7%
32,091	Dana Holding Corp.	619,677
44,007	Modine Manufacturing Co.*	536,885
6,178	Tenneco, Inc.*	385,631
		1,542,193
	Banks—3.1%
46,832	PacWest Bancorp	2,494,272
43,581	Popular, Inc.	1,775,054
6,998	Signature Bank/New York NY*	1,038,433
19,788	Webster Financial Corp.	990,192
		6,297,951
	Biotechnology—0.8%
1,571	Alkermes Plc*	91,904
71,399	Celldex Therapeutics, Inc.*	257,750
55,341	Myriad Genetics, Inc.†, *	1,062,547
33,690	Sangamo BioSciences, Inc.*	175,188
		1,587,389
	Building Products—1.8%
17,408	Armstrong World Industries, Inc.*	801,638
39,458	Caesarstone Sdot-Yam, Ltd.*	1,430,353
19,870	Trex Co., Inc.*	1,378,779
		3,610,770
	Capital Markets—2.7%
42,619	Artisan Partners Asset Management, Inc.	1,176,284
29,211	E*TRADE Financial Corp.*	1,019,172
33,225	Greenhill & Co., Inc.	973,492
15,440	LPL Financial Holdings, Inc.	614,975
22,583	Raymond James Financial, Inc.	1,722,180
		5,506,103
	Chemicals—4.8%
15,501	Albemarle Corp.	1,637,526
48,715	Flotek Industries, Inc.†, *	623,065
32,796	FMC Corp.	2,282,273
10,626	Innophos Holdings, Inc.	573,485
73,940	Kraton Performance Polymers, Inc.*	2,286,225

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
38,283	Platform Specialty Products Corp.*	$498,445
104,782	Tronox, Ltd., Class A	1,933,228
		9,834,247
	Commercial Services & Supplies—0.8%
3,407	Aqua Metals, Inc.*	66,573
44,500	Interface, Inc.	847,725
16,249	KAR Auction Services, Inc.	709,594
		1,623,892
	Communications Equipment—0.4%
80,259	Infinera Corp.*	821,050

	Construction and Engineering—3.4%
13,285	Granite Construction, Inc.	666,774
99,260	MasTec, Inc.*	3,975,363
70,584	Tutor Perini Corp.*	2,244,571
		6,886,708
	Construction Materials—1.6%
19,823	Eagle Materials, Inc.	1,925,606
5,981	Martin Marietta Materials, Inc.	1,305,353
		3,230,959
	Consumer Finance—1.0%
60,464	Green Dot Corp., Class A*	2,017,079

	Containers and Packaging—2.2%
71,109	Berry Plastics Group, Inc.*	3,453,764
87,663	Graphic Packaging Holding Co.	1,128,223
		4,581,987
	Diversified Consumer Services—0.6%
143,554	Career Education Corp.*	1,248,920

	Diversified Financial Services—0.8%
60,584	Leucadia National Corp.	1,575,184

	Diversified Telecommunication Services—1.6%
75,186	Cogent Communications Group, Inc.	3,236,757

	Electrical Equipment—1.6%
18,247	Encore Wire Corp.	839,362
45,342	Generac Holdings, Inc.*	1,690,350
66,174	LSI Industries, Inc.	667,695
		3,197,407
	Electronic Equipment, Instruments & Components—7.4%
37,616	Belden, Inc.	2,602,651
87,254	Control4 Corp.*	1,377,741
131,502	Flextronics International, Ltd.*	2,209,234
34,160	Itron, Inc.*	2,073,512
75,371	Jabil Circuit, Inc.	2,179,729
24,446	Rogers Corp.*	2,099,178

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electronic Equipment, Instruments & Components (Continued)
29,966	Universal Display Corp.*	$2,580,072
		15,122,117
	Energy Equipment and Services—0.2%
9,183	Dril-Quip, Inc.†, *	500,933

	Food Products—0.3%
25,015	Amplify Snack Brands, Inc.†, *	210,126
28,072	Darling Ingredients, Inc.*	407,605
		617,731
	Health Care Equipment and Supplies—7.0%
55,611	Cardiovascular Systems, Inc.*	1,572,401
25,444	ConforMIS, Inc.†, *	132,818
17,282	Cooper Cos., Inc. (The)	3,454,499
25,416	Dexcom, Inc.*	2,153,498
19,834	Edwards Lifesciences Corp.*	1,865,784
31,781	Entellus Medical, Inc.*	438,578
76,347	Insulet Corp.*	3,289,792
15,809	STERIS Plc	1,098,093
332,384	Tandem Diabetes Care, Inc.†, *	398,861
		14,404,324
	Health Care Providers and Services—1.7%
37,425	Acadia Healthcare Co., Inc.†, *	1,631,730
113,115	Diplomat Pharmacy, Inc.*	1,804,184
		3,435,914
	Hotels, Restaurants & Leisure—0.3%
35,289	Planet Fitness, Inc., Class A	680,019

	Household Durables—0.5%
14,186	Universal Electronics, Inc.*	971,741

	Insurance—1.6%
8,432	Everest Re Group, Ltd.	1,971,486
18,405	W. R. Berkley Corp.	1,299,945
		3,271,431
	Internet Software and Services—3.0%
38,501	2u, Inc.†, *	1,526,950
11,908	Akamai Technologies, Inc.*	710,908
24,959	Benefitfocus, Inc.*	697,604
168,492	Brightcove, Inc.*	1,499,579
112,693	Gogo, Inc.†, *	1,239,623
20,498	Web.com Group, Inc.*	395,611
		6,070,275
	IT Services—1.0%
10,831	Euronet Worldwide, Inc.*	926,267

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	IT Services (Continued)
15,378	Global Payments, Inc.	$1,240,697
		2,166,964
	Leisure Equipment and Products—0.5%
50,350	Vista Outdoor, Inc.*	1,036,707

	Life Sciences Tools and Services—1.2%
8,839	Illumina, Inc.*	1,508,287
34,728	QIAGEN NV*	1,006,070
		2,514,357
	Machinery—1.1%
93,798	Meritor, Inc.*	1,606,760
5,806	WABCO Holdings, Inc.*	681,740
		2,288,500
	Marine—0.6%
16,492	Kirby Corp.*	1,163,511

	Media—1.9%
323,040	Global Eagle Entertainment, Inc.†, *	1,030,498
42,605	Imax Corp.*	1,448,570
27,351	Lions Gate Entertainment Corp., Class A	726,443
27,351	Lions Gate Entertainment Corp., Class B*	666,817
		3,872,328
	Metals and Mining—5.2%
33,553	Agnico-Eagle Mines, Ltd.	1,423,989
195,290	Allegheny Technologies, Inc.†	3,507,408
5,541	Carpenter Technology Corp.	206,679
183,874	Coeur Mining, Inc.*	1,485,702
44,463	Dominion Diamond Corp.	561,568
281,457	Ferroglobe Plc	2,907,451
265,265	Ferroglobe Plc Beneficial Interest Unit	—
15,238	Steel Dynamics, Inc.	529,673
		10,622,470
	Oil, Gas and Consumable Fuels—1.7%
58,031	Carrizo Oil & Gas, Inc.*	1,663,168
59,413	GasLog, Ltd.	911,990
38,031	SM Energy Co.	913,505
		3,488,663
	Paper and Forest Products—2.3%
37,111	Boise Cascade Co.*	990,864
14,233	Clearwater Paper Corp.*	797,048
116,020	Louisiana-Pacific Corp.*	2,879,616
		4,667,528
	Road and Rail—0.4%
44,111	Swift Transportation Co.†, *	906,040

	Semiconductors and Semiconductor Equipment—13.4%
8,435	Cavium, Inc.*	604,452

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Semiconductors and Semiconductor Equipment (Continued)
44,400	Cree, Inc.*	$1,186,812
136,692	Cypress Semiconductor Corp.†	1,880,882
55,065	Integrated Device Technology, Inc.*	1,303,388
34,548	Maxim Integrated Products, Inc.	1,553,278
32,189	Monolithic Power Systems, Inc.	2,964,607
79,710	ON Semiconductor Corp.*	1,234,708
53,160	Qorvo, Inc.*	3,644,650
463,190	QuickLogic Corp.†, *	824,478
19,722	Semtech Corp.*	666,604
10,036	Silicon Laboratories, Inc.*	738,148
32,110	Skyworks Solutions, Inc.	3,146,138
10,667	Synaptics, Inc.*	528,123
87,451	Ultratech, Inc.*	2,590,299
82,765	Veeco Instruments, Inc.*	2,470,535
65,274	Xperi Corp.	2,216,052
		27,553,154
	Software—5.7%
1,765	CDK Global, Inc.	114,743
30,859	Electronic Arts, Inc.*	2,762,498
17,747	Ellie Mae, Inc.*	1,779,492
5,221	Mobileye NV*	320,569
90,662	Nuance Communications, Inc.*	1,569,359
24,935	Silver Spring Networks, Inc.*	281,516
256,692	TiVo Corp.*	4,812,975
		11,641,152
	Specialty Retail—1.0%
51,638	MarineMax, Inc.*	1,117,963
56,634	Tailored Brands, Inc.†	846,112
		1,964,075
	Trading Companies and Distributors—3.1%
30,340	Beacon Roofing Supply, Inc.*	1,491,515
71,243	BMC Stock Holdings, Inc.*	1,610,092
21,482	DXP Enterprises, Inc.*	813,523
50,810	MRC Global, Inc.*	931,347
10,683	Watsco, Inc.	1,529,592
		6,376,069
	Transportation Infrastructure—0.4%
10,919	Macquarie Infrastructure Corp.	879,853

	TOTAL COMMON STOCKS (Cost $121,606,731)	198,616,603

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—8.4%

$6,602,720	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	04/03/2017	6,602,720

Shares

10,643,706	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.763%		10,643,706

	TOTAL SHORT-TERM INVESTMENTS (Cost $17,246,426)			17,246,426

	TOTAL INVESTMENTS AT MARKET VALUE—105.4% (Cost $138,853,157)			215,863,029
	Liabilities in Excess of Other Assets—(5.4)%			(11,052,981)
	NET ASSETS—100.0%			$204,810,048

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

*       Non-income producing security

†       Denotes all or a portion of security on loan (Note 1)

††     Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2017, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	30.9%
Industrials	20.8%
Materials	16.1%
Health Care	10.7%
Financials	9.2%
Consumer Discretionary	5.5%
Energy	1.9%
Telecommunication Services	1.6%
Consumer Staples	0.3%
Short-Term Investments	8.4%
Total	105.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2017

Shares		Value (Note 1)

	COMMON STOCKS—98.7%

	Aerospace & Defense—1.2%
19,544	Spirit AeroSystems Holdings, Inc., Class A	$1,131,988

	Air Freight and Logistics—1.2%
5,588	FedEx Corp.	1,090,498

	Airlines—3.8%
17,320	Delta Air Lines, Inc.	796,027
17,244	Hawaiian Holdings, Inc.*	800,984
6,607	Southwest Airlines Co.	355,192
4,032	Spirit Airlines, Inc.*	213,978
18,137	United Continental Holdings, Inc.*	1,281,198
		3,447,379
	Auto Components—1.8%
5,343	Cooper Tire & Rubber Co.	236,962
10,058	Dana Holding Corp.	194,220
7,496	Lear Corp.	1,061,284
1,171	Visteon Corp.*	114,699
		1,607,165
	Automobiles—1.7%
51,083	Fiat Chrysler Automobiles NV*	558,337
26,928	General Motors Co.	952,174
		1,510,511
	Banks—13.7%
128,536	Bank of America Corp.	3,032,164
6,363	BankUnited, Inc.	237,403
41,279	Citigroup, Inc.	2,469,310
33,795	Citizens Financial Group, Inc.	1,167,617
41,933	JPMorgan Chase & Co.	3,683,395
11,333	Popular, Inc.	461,593
23,952	SunTrust Banks, Inc.	1,324,546
		12,376,028
	Beverages—1.4%
11,689	PepsiCo, Inc.	1,307,532

	Biotechnology—3.0%
3,844	Amgen, Inc.	630,685
15,854	Gilead Sciences, Inc.	1,076,804
7,289	United Therapeutics Corp.*	986,785
		2,694,274
	Building Products—1.3%
19,890	Owens Corning	1,220,649

	Capital Markets—0.2%
4,656	Lazard, Ltd., Class A	214,129

	Chemicals—2.4%
1,971	Celanese Corp., Series A	177,094
5,876	Huntsman Corp.	144,197

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Chemicals (Continued)
13,168	LyondellBasell Industries NV, Class A	$1,200,790
9,790	Trinseo SA	656,909
		2,178,990
	Construction and Engineering—1.1%
26,575	Quanta Services, Inc.*	986,198

	Consumer Finance—0.5%
20,413	Ally Financial, Inc.	414,996

	Diversified Financial Services—1.2%
29,453	Voya Financial, Inc.	1,118,036

	Diversified Telecommunication Services—3.7%
40,489	AT&T, Inc.	1,682,318
34,161	Verizon Communications, Inc.	1,665,349
		3,347,667
	Electric Utilities—4.0%
14,438	American Electric Power Co., Inc.	969,223
16,072	Edison International	1,279,492
8,012	Entergy Corp.	608,591
4,356	Exelon Corp.	156,729
8,784	PG&E Corp.	582,906
		3,596,941
	Energy Equipment and Services—3.7%
4,453	Dril-Quip, Inc.†, *	242,911
53,917	Ensco Plc, Class A	482,557
3,220	Helmerich & Payne, Inc.†	214,356
39,494	Nabors Industries, Ltd.	516,187
12,142	Oceaneering International, Inc.	328,805
33,504	Patterson-UTI Energy, Inc.	813,142
48,616	Rowan Cos. Plc*	757,437
		3,355,395
	Equity Real Estate Investment Trusts (REITs)—4.1%
8,678	American Homes 4 Rent, REIT, Class A	199,247
22,443	CBL & Associates Properties, Inc., REIT	214,106
22,447	Hospitality Properties Trust, REIT	707,754
32,773	Host Hotels & Resorts, Inc., REIT	611,544
9,584	Hudson Pacific Properties, Inc., REIT	331,990
26,263	LaSalle Hotel Properties, REIT	760,314
13,296	Mack-Cali Realty Corp., REIT	358,194
14,794	Piedmont Office Realty Trust, Inc., REIT, Class A	316,296
8,286	RLJ Lodging Trust, REIT	194,804
		3,694,249
	Food and Staples Retailing—1.9%
23,634	Wal-Mart Stores, Inc.	1,703,539

	Food Products—3.0%
13,136	Bunge, Ltd.	1,041,159
25,641	Dean Foods Co.	504,102

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Food Products (Continued)
4,724	Ingredion, Inc.	$568,911
6,260	Sanderson Farms, Inc.†	650,039
		2,764,211
	Independent Power and Renewable Electricity Producers—1.2%
99,570	AES Corp./VA	1,113,193

	Insurance—10.4%
7,189	AFLAC, Inc.	520,627
17,144	Allstate Corp. (The)	1,397,065
19,371	American International Group, Inc.	1,209,332
14,203	Assured Guaranty, Ltd.	527,073
4,959	Axis Capital Holdings, Ltd.	332,402
2,545	Everest Re Group, Ltd.	595,046
1,170	Hanover Insurance Group, Inc. (The)	105,370
5,578	Hartford Financial Services Group, Inc. (The)	268,135
12,379	Lincoln National Corp.	810,206
6,902	Prudential Financial, Inc.	736,305
5,696	Reinsurance Group of America, Inc.	723,278
10,667	Travelers Cos., Inc. (The)	1,285,800
19,629	Unum Group	920,404
		9,431,043
	Internet Software and Services—2.6%
34,616	eBay, Inc.*	1,162,059
13,361	VeriSign, Inc.†, *	1,163,877
		2,325,936
	Metals and Mining—0.5%
5,150	Reliance Steel & Aluminum Co.	412,103

	Multi-Utilities—0.8%
16,199	Public Service Enterprise Group, Inc.	718,426

	Multiline Retail—0.1%
1,406	Big Lots, Inc.	68,444

	Oil, Gas and Consumable Fuels—7.9%
9,176	Chevron Corp.	985,227
24,211	CONSOL Energy, Inc.*	406,260
31,064	Exxon Mobil Corp.	2,547,559
17,849	Marathon Petroleum Corp.	902,088
8,980	Southwestern Energy Co.*	73,367
10,319	Tesoro Corp.	836,458
21,040	Valero Energy Corp.	1,394,742
		7,145,701
	Paper and Forest Products—0.1%
3,434	Domtar Corp.	125,410

	Personal Products—0.4%
6,727	Nu Skin Enterprises, Inc., Class A	373,618

	Pharmaceuticals—8.1%
27,167	Johnson & Johnson	3,383,650

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Pharmaceuticals (Continued)
22,301	Merck & Co., Inc.	$1,417,006
74,515	Pfizer, Inc.	2,549,158
		7,349,814
	Professional Services—0.6%
5,242	ManpowerGroup, Inc.	537,672

	Road and Rail—0.4%
12,517	Avis Budget Group, Inc.*	370,253

	Semiconductors and Semiconductor Equipment—3.9%
32,375	Applied Materials, Inc.	1,259,388
50,239	Intel Corp.	1,812,121
4,498	Micron Technology, Inc.*	129,992
9,243	Teradyne, Inc.	287,457
		3,488,958
	Software—3.2%
11,605	Aspen Technology, Inc.*	683,767
9,353	Intuit, Inc.	1,084,854
16,781	Microsoft Corp.	1,105,197
		2,873,818
	Specialty Retail—0.8%
6,672	Bed Bath & Beyond, Inc.	263,277
10,161	Best Buy Co., Inc.	499,413
		762,690
	Technology Hardware, Storage & Peripherals—0.4%
22,717	HP, Inc.	406,180

	Textiles, Apparel and Luxury Goods—0.4%
8,927	Michael Kors Holdings, Ltd.*	340,208

	Tobacco—1.7%
13,606	Philip Morris International, Inc.	1,536,117

	Trading Companies and Distributors—0.3%
5,505	AerCap Holdings NV*	253,065

	TOTAL COMMON STOCKS (Cost $77,806,512)	89,393,024

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—3.3%

$1,025,619	State Street Bank and Trust Co. (Euro Time Deposit)	0.090%	04/03/2017	1,025,619

Shares

1,966,340	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.763%		1,966,340

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,991,959)			2,991,959

	TOTAL INVESTMENTS AT MARKET VALUE—102.0% (Cost $80,798,471)			92,384,983
	Liabilities in Excess of Other Assets—(2.0)%			(1,846,014)
	NET ASSETS—100.0%			$90,538,969

The accompanying notes are an integral part of these Schedules of Investments.

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*       Non-income producing security

†       Denotes all or a portion of security on loan (Note 1)

††     Represents collateral received from securities lending transactions

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2017, industry sector diversification of the M Large Cap Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	26.0%
Energy	11.6%
Health Care	11.1%
Information Technology	10.1%
Industrials	9.9%
Consumer Staples	8.4%
Utilities	6.0%
Consumer Discretionary	4.8%
Real Estate	4.1%
Telecommunication Services	3.7%
Materials	3.0%
Short-Term Investments	3.3%
Total	102.0%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Corporation”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of March 31, 2017, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less).

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2017, all of the Funds had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The Funds did not have significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2017.

Securities Lending

The Funds participate in a securities lending program, under the terms of a Securities Lending Agency Agreement, whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102%/105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102%/105%.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities, and cash collateral deposited by the borrower with State Street Bank and Trust Company, the securities lending agent, is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of March 31, 2017, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$0	$0
M Large Cap Growth Fund	3,531,329	3,771,322
M Capital Appreciation Fund	10,327,482	10,643,706
M Large Cap Value Fund	1,930,428	1,966,340

2.    Tax Information

As of March 31, 2017, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$186,195,027	$26,723,726	$(6,925,114)	$19,798,612
M Large Cap Growth Fund	140,403,725	41,671,785	(6,172,885)	35,498,900
M Capital Appreciation Fund	139,129,814	82,539,947	(5,806,732)	76,733,215
M Large Cap Value Fund	80,996,868	12,737,855	(1,349,740)	11,388,115

The Funds did not have any unrecognized tax benefits as of March 31, 2017, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2017, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2014 through December 2016. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	May 16, 2017

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	May 16, 2017